ACCOUNTING POLICIES (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Employee Payments shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
ACCOUNTING POLICIES [Abstract]
Percentage of loan portfolio secured by real estate	72.60%
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees | $	$ 4.1	$ 4.2	$ 4.3
Loan Revenue Recognition [Abstract]
Number of past due days for commercial loan, installment loans and payment plan receivables	90 days
Number of consecutive payments for mortgage loans misses | Payments	4
Bank Owned Life Insurance [Abstract]
Number of lives of group flexible premium non-participating variable life insurance contract | Employee	270
Income Taxes [Abstract]
Percentage of largest amount of tax benefit	50.00%
Minimum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives	15 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciated over a period	39 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciated over a period	7 years
Dividend Reinvestment Plan [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares)	0.1
Long-Term Incentive Plans [Member]
Stock Reserved [Line Items]
Common stock reserved for issuance (in shares)	0.5